EVENTS DURING THE REPORTING PERIOD - Disclosure of assets purchased and the liabilities assumed (VM Tecnologia LTDA.) (Details) - VM Tecnologia LTDA R$ in Thousands, $ in Thousands	Jun. 30, 2024 BRL (R$)	Jun. 30, 2024 USD ($)	Apr. 30, 2024 USD ($)
Disclosure of detailed information about business combination [line items]
Cash	R$ 66,000	$ 12,762	$ 11,345
Contingent Consideration	R$ 44,000	$ 8,508	5,429
Total			16,774
Amounts recognized on acquisition date:
Cash and cash equivalents			99
Trade receivables			669
Other receivables			651
Property and equipment, net			6,648
Right of use			46
Trade payables			(407)
Other Payables			(710)
Other liabilities			(684)
Lease liability			(53)
Long term liabilities			(433)
Deferred Tax Liability			(232)
Total			5,594
Goodwill and identifiable intangible assets			11,180
Total			$ 16,774